Ordinary shares	12 Months Ended
Dec. 31, 2018
Ordinary shares
Ordinary shares

18          Ordinary shares

The Company’s Memorandum and Articles of Association authorizes the Company to issue 100,000,000 shares of US$0.001 par value per ordinary share as of December 31, 2017 and 2018, respectively. Each ordinary share is entitled to one vote in shareholders meeting of the Company. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, which is subject to the approval by the holders of the number of ordinary shares and Series A, B, C, D and E preferred shares representing a majority of the aggregate voting power of all outstanding shares. As of December 31, 2017 and 2018, there were 26,059,433 and 27,986,700 ordinary shares outstanding, respectively.

At the time the Company adopted the 2010 Employee Share Option Plan (the “2010 Share Option Plan”) and 2018 Post IPO Share Incentive Plan, the Company, together with the then shareholders, also decided to allot ordinary shares with par value of US$0.001 to Arda Holdings Limited (“Arda”), a British Virgin Islands company owned by the Group’s chairman and chief executive officer at no consideration. Arda will only hold these ordinary shares on trust for the benefit of the employees who are under the 2010 Share Option Plan and 2018 Post IPO Share Incentive Plan and the dealing of these ordinary shares is under the direction of the board of directors of the Company. The Company considered Arda to be a variable interest entity as this entity has no equity at risk. The Company further considered that it is the primary beneficiary because the purchase of Arda is to hold treasury shares on behalf of the Company and the dealings of those transactions are under the direction of the Company’s board of directors. Given the structure of this arrangement, while these ordinary shares have been legally issued, they do not bear the attributes of unrestricted, issued and outstanding shares. Therefore, the ordinary shares issued to Arda are accounted for as treasury shares of the Company until these ordinary shares are earned by the Company’s employees, officers, directors or consultants for service provided to the Group. The Company allotted 627,811 shares during the year the 2010 Share Option Plan was adopted. No additional shares have been allotted during the years ended December 31, 2016, 2017 and 2018 to Arda. Arda does not hold any other assets or liabilities as at December 31, 2017 and 2018, nor earn any income nor incur any expenses for the years ended December 31, 2016, 2017 and 2018.

In December 2017, the Company completed its initial public offering in which the Company newly issued 2,156,250 Class A ordinary shares and all of the Company’s Series A, Series B, Series C, Series D, Series E preferred shares and redeemable ordinary shares were automatically converted into 10,268,077 Class A ordinary shares.

Immediately prior to the completion of IPO in December 2017, the Company redesignated 2,500,580 Class A ordinary shares held by Wing Hong Sammy Hsieh and 2,320,028 Class A ordinary shares held by Jian Tang into Class B ordinary shares on a one-for-one basis. The holders of Class A ordinary shares shall have one vote in respect of each Class A ordinary share held, the holders of Class B ordinary shares shall have twenty votes in respect of each Class B ordinary share held.

As of December 31, 2018, the Company is authorized to issue 100,000,000 shares of US$0.001 par value per ordinary share, out of which 80,000,000 shares are Class A ordinary shares and 20,000,000 shares are Class B ordinary shares.